Leases (Details) - Schedule of supplemental information related to operating leases - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020
Schedule of supplemental information related to operating leases [Abstract]
Operating lease cost	[1]	$ 731	$ 991
Weighted Average Remaining Lease Term - Operating leases		9 years 21 days	7 years 186 days
Weighted Average Discount Rate - Operating leases		8.17%	7.63%

[1]	Included unconditional government subsidy $289 and $66 for factory space and dormitories located in Shenzhen in 2020 and 2021 respectively.